Operating leases and finance leases (Narrative) (Detail)	12 Months Ended
Dec. 31, 2017 CHF (SFr)
Disclosure Of Finance Lease And Operating Lease By Lessor [Line Items]
Explanation Of Unguaranteed Residual Values Accruing To Benefit Of Lessor	CHF 158 million
Accumulated Allowance For Uncollectible Minimum Lease Payments Receivable	SFr 10,000,000
Contingent Rents Recognised As Income	SFr 0
UBS AG
Disclosure Of Finance Lease And Operating Lease By Lessor [Line Items]
Explanation Of Unguaranteed Residual Values Accruing To Benefit Of Lessor	CHF 158 million
Accumulated Allowance For Uncollectible Minimum Lease Payments Receivable	SFr 10,000,000
Contingent Rents Recognised As Income	SFr 0